Insider Trading Arrangements	3 Months Ended
	Sep. 30, 2024	Jun. 30, 2024
Insider Trading Arrangements [Line Items]
Rule 10b5-1 Arrangement Adopted	false	false
Non-Rule 10b5-1 Arrangement Adopted	false	false
Rule 10b5-1 Arrangement Terminated	false	false
Non-Rule 10b5-1 Arrangement Terminated	false	false
Rule 10b51 Arr Modified Flag	false
Non Rule 10b51 Arr Modified Flag	false